SHARE INCENTIVE PLAN (Details)				12 Months Ended
	Jul. 01, 2017 $ / shares shares	Jun. 22, 2017 item $ / shares shares	Nov. 05, 2015 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2016 $ / shares
SHARE INCENTIVE PLAN
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.001		$ 0.001
Share options granted (in shares) | shares				2,109,305	887,546
Exercise price per share of the options granted | $ / shares				$ 11.42	$ 2.88
Directors
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares		1,286,878	887,546
Exercise price per share of the options granted | $ / shares		$ 11.66	$ 2.88
Employees
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares		772,127
Exercise price per share of the options granted | $ / shares		$ 11.66
Share options vested and exercisable (as a percent)		25.00%
Share options to be vested quarterly in twelve quarters (as a percent)		75.00%
Number of quarters of vesting | item		12
Director and consultant
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares	50,300
Exercise price per share of the options granted | $ / shares	$ 1.48
Completion of IPO before June 22, 2018 | Directors
SHARE INCENTIVE PLAN
Share options vested and exercisable (as a percent)		25.00%
Share options to be vested quarterly in twelve quarters (as a percent)		75.00%
Number of quarters of vesting | item		12
Non completion of IPO before June 22, 2018 | Directors
SHARE INCENTIVE PLAN
Share options vested and exercisable (as a percent)		25.00%
Share options to be vested quarterly in twelve quarters (as a percent)		75.00%
Number of quarters of vesting | item		12
2009 Share Incentive Plan
SHARE INCENTIVE PLAN
Total number shares authorized | shares				2,573,756
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.001
2017 Share Incentive Plan
SHARE INCENTIVE PLAN
Total number shares authorized | shares				2,059,005
Additional annual increase in number of shares (as a percent)				2.00%